Earnings Per Share	3 Months Ended
Mar. 31, 2025
Earnings Per Share [Abstract]
Earnings Per Share
13.          Earnings Per Share

	Three months ended
	March 31, 2025	March 31, 2024
Earnings/(loss) per common share
Net income/(loss)	$(42.5)	$81.2
Weighted average common shares outstanding	111,543,154	117,658,016
Earnings/(loss) per common share	$(0.38)	$0.69

Earnings/(loss) per diluted common share
Net income/(loss)	$(42.5)	$81.2
Weighted average common shares outstanding	111,543,154	117,658,016
Share-based compensation plans	—	690,368
Weighted average diluted common shares outstanding	111,543,154	118,348,384
Earnings/(loss) per diluted common share	$(0.38)	$0.69
Share-based compensation plans are excluded from the calculation of diluted loss per share in the three months ended March 31, 2025 as their effect is anti-dilutive.